SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Inventory valuation) (Details) $ in Millions	Dec. 29, 2019 USD ($)
Disclosure of significant accounting policies [Abstract]
Increase (decrease) in expected selling price used to establish net realizable value of inventories	10.00%
Increase (decrease) in inventories related to ten percent adjustment in expected selling price	$ 3.5